RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance in the six months ended June 30, 2017 and June 30, 2016 are as follows;

(in thousands of $)	2017	2016
Charter hire paid (principal and interest)	40,530	48,405
Lease interest expense	14,364	18,861
Contingent rental income	(12,456)	(2,654)
Remaining lease obligation	330,332	484,828

Schedule of net earnings loss from related party companies
A summary of net amounts earned from related parties in the six months ended June 30, 2017 and June 30, 2016 are as follows:

(in thousands of $)	2017	2016
Seatankers Management Co. Ltd	1,925	3,584
Ship Finance International Limited	1,204	1,537
Golden Ocean Group Limited	3,101	7,991
FLEX LNG	2,259	—
Seatankers Management Norge AS	370	553
Arcadia Petroleum Limited	—	450
Seadrill Limited	235	328
Archer Limited	125	64
Deep Sea Supply Plc	42	78
North Atlantic Drilling Ltd	19	24
Aframar AS	51	—

Schedule of related party receivables and payables
A summary of balances due from related parties at June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	7,081	1,077
Seatankers Management Co. Ltd	1,219	1,060
Archer Ltd	134	54
VLCC Chartering Limited	56	47
Golden Ocean Group Limited	1,165	1,151
Seadrill Limited	627	597
Flex LNG	2,345	741
Deep Sea Supply Plc	78	67
Arcadia Petroleum Limited	18	198
North Atlantic Drilling Limited	112	103
	12,835	5,095

A summary of balances due to related parties at June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	9,703	15,495
Seatankers Management Co. Ltd	711	972
Seadrill Limited	—	5
Golden Ocean Group Limited	2,615	1,631
	13,029	18,103